Summary of Significant Accounting Policies (Details) - Schedule of details of the VIE agreements - VIE Agreements [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 11,161,396		$ 25,878,427
Non-current assets	9,250,062		8,863,429
Total Assets	20,411,458		34,741,856
Current liabilities	5,845,368		20,475,295
Non-current liabilities	447,395		1,425,475
Total liabilities	6,292,763		21,900,770
Total shareholders’ equity (deficit)	14,118,695		$ 12,841,086
Net income	1,842,174	$ 1,141,228
Net cash provided by (used in) operating activities	4,814,649	2,059,364
Net cash provided by (used in) investing activities	(1,221,133)	(42,579)
Net cash provided by (used in) financing activities	$ 3,593,475	$ 2,080,739